              HARTFORD SELECT LEADERS OUTLOOK (SERIES I AND IR)
                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-102625

                       SUPPLEMENT DATED NOVEMBER 18, 2004
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2004

                       SUPPLEMENT DATED NOVEMBER 18, 2004
                  TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                           FOR FUTURE REFERENCE.

HV-5106